Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events (Abstract)
Subsequent Events
18. Subsequent Events

(a)
Dividends: On January 22, 2014, the board of directors of the Partnership declared a cash distribution of $0.2325 per common unit for the fourth quarter of 2013. The fourth quarter common unit cash distribution was paid on February 14, 2014, to unit holders of record on February 7, 2014.

(b)
Dividends: On January 22, 2014, the board of directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the fourth quarter of 2013. The cash distribution was paid on February 10, 2014, to Class B unit holders of record on February 3, 2014.